Risk and Capital Management - Summary of Position of Accounts Subject to Interest Rate Risk (Detail) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets		R$ 1,851,322	R$ 1,501,481
Central Bank compulsory deposits		90,059	91,248
Interbank deposits		55,685	34,583
Securities purchased under agreements to resell		239,943	198,428
Loan and lease operations		714,104	585,791
Derivatives		76,504	41,854
Other financial assets		93,255	94,752
At Fair Value Through Other Comprehensive Income		109,942	76,660
Financial liabilities		1,579,686	1,211,999
Deposits		809,010	507,060
Securities sold under repurchase agreements		273,364	256,583
Interbank market debts		156,035	174,862
Derivatives		79,505	47,828
Structured notes		(143)	(201)
Other financial liabilities		118,929	117,081
Amortized cost		1,275,799	1,101,892
At Fair Value Through Profit or Loss		465,581	322,929
At Fair Value Through Profit or Loss		79,653	48,029
Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Other financial liabilities		118,924	117,081
Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Other financial liabilities		5
Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets		1,795,071	1,435,685
Central Bank compulsory deposits		83,133	86,836
At Fair Value Through Other Comprehensive Income		109,942	76,660
Financial liabilities		1,459,835	1,094,228
Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets			1,046,199
Deposits		809,010	507,060
Securities sold under repurchase agreements		273,364	256,583
Interbank market debts		156,035	174,862
Institutional market debts		138,308	104,244
Premium bonds plans		3,465	3,450
Amortized cost		1,380,182
Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives		79,505	47,828
Structured notes		143	201
Other financial liabilities		5
Difference asset/ liability (2)	[1]	335,236	341,457
At Fair Value Through Profit or Loss		79,653
Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits		55,637	34,581
Securities purchased under agreements to resell		239,935	198,422
Securities		126,739	130,466
Loan and lease operations		714,104	585,791
Amortized cost		1,219,548	1,036,096
Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities		389,071	281,075
Derivatives		76,504	41,854
Other financial assets		6
At Fair Value Through Profit or Loss		465,581	322,929
0-30 days [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives		17,634	6,998
Derivatives		16,791	6,653
0-30 days [Member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets		478,065	264,750
Central Bank compulsory deposits		83,133	86,836
At Fair Value Through Other Comprehensive Income		13,357	2,464
Financial liabilities		624,542	508,064
Cumulative difference		R$ (146,477)	R$ (243,314)
Ratio of cumulative difference to total interest-bearing assets		(8.20%)	(16.90%)
0-30 days [Member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets			R$ 501,401
Deposits		R$ 370,604	272,447
Securities sold under repurchase agreements		220,219	218,055
Interbank market debts		9,542	9,845
Institutional market debts		6,950	600
Premium bonds plans		426	454
Amortized cost		607,741
0-30 days [Member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives		16,791	6,653
Structured notes		10	10
Difference asset/ liability (2)	[1]	(146,477)	(243,314)
At Fair Value Through Profit or Loss		16,801	6,663
0-30 days [Member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits		34,998	23,337
Securities purchased under agreements to resell		196,053	22,617
Securities		9,325	1,290
Loan and lease operations		82,988	87,946
Amortized cost		406,497	222,026
0-30 days [Member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities		40,577	33,262
Derivatives		17,634	6,998
At Fair Value Through Profit or Loss		58,211	40,260
31-180 days [Member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets		335,803	382,751
At Fair Value Through Other Comprehensive Income		12,557	4,524
Financial liabilities		141,647	115,876
Cumulative difference		R$ 47,679	R$ 23,561
Ratio of cumulative difference to total interest-bearing assets		2.70%	1.60%
31-180 days [Member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets			R$ 106,763
Deposits		R$ 80,456	38,873
Securities sold under repurchase agreements		3,001	4,121
Interbank market debts		48,407	54,141
Institutional market debts		2,247	8,472
Premium bonds plans		529	1,156
Amortized cost		134,640
31-180 days [Member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives		7,002	9,100
Structured notes		0	13
Other financial liabilities		5
Difference asset/ liability (2)	[1]	194,156	266,875
At Fair Value Through Profit or Loss		7,007	9,113
31-180 days [Member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits		5,410	4,448
Securities purchased under agreements to resell		43,625	175,643
Securities		16,907	13,659
Loan and lease operations		185,446	161,143
Amortized cost		251,388	354,893
31-180 days [Member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities		63,455	15,420
Derivatives		8,403	7,914
At Fair Value Through Profit or Loss		71,858	23,334
181-365 days [Member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets		185,587	141,277
At Fair Value Through Other Comprehensive Income		6,958	3,284
Financial liabilities		122,233	74,582
Cumulative difference		R$ 111,033	R$ 90,256
Ratio of cumulative difference to total interest-bearing assets		6.20%	6.30%
181-365 days [Member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets			R$ 71,460
Deposits		R$ 59,955	22,877
Securities sold under repurchase agreements		1,962	1,700
Interbank market debts		36,972	41,253
Institutional market debts		10,142	4,763
Premium bonds plans		529	867
Amortized cost		109,560
181-365 days [Member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives		12,672	3,096
Structured notes		1	26
Difference asset/ liability (2)	[1]	63,354	66,695
At Fair Value Through Profit or Loss		12,673	3,122
181-365 days [Member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits		8,178	3,290
Securities purchased under agreements to resell		170
Securities		11,440	14,817
Loan and lease operations		101,644	84,542
Amortized cost		121,432	102,649
181-365 days [Member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities		48,092	32,299
Derivatives		9,099	3,045
Other financial assets		6
At Fair Value Through Profit or Loss		57,197	35,344
From one to five years [member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Institutional market debts			53,452
From one to five years [member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets		568,219	443,579
At Fair Value Through Other Comprehensive Income		54,452	46,456
Financial liabilities		452,797	309,571
Cumulative difference		R$ 226,455	R$ 224,264
Ratio of cumulative difference to total interest-bearing assets		12.60%	15.60%
From one to five years [member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets			R$ 288,584
Deposits		R$ 277,055	154,032
Securities sold under repurchase agreements		23,811	13,309
Interbank market debts		56,482	66,818
Institutional market debts		67,159
Premium bonds plans		1,981	973
Amortized cost		426,488
From one to five years [member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives		26,252	20,906
Structured notes		57	81
Difference asset/ liability (2)	[1]	115,422	134,008
At Fair Value Through Profit or Loss		26,309	20,987
From one to five years [member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits		6,864	3,474
Securities purchased under agreements to resell		10	0
Securities		55,070	56,178
Loan and lease operations		253,005	185,210
Amortized cost		314,949	244,862
From one to five years [member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities		178,565	137,612
Derivatives		20,253	14,649
At Fair Value Through Profit or Loss		198,818	152,261
Over 5 years [member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Institutional market debts			36,957
Over 5 years [member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets		227,397	203,328
At Fair Value Through Other Comprehensive Income		22,618	19,932
Financial liabilities		118,616	86,135
Cumulative difference		R$ 335,236	R$ 341,457
Ratio of cumulative difference to total interest-bearing assets		18.70%	23.80%
Over 5 years [member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets			R$ 77,991
Deposits		R$ 20,940	18,831
Securities sold under repurchase agreements		24,371	19,398
Interbank market debts		4,632	2,805
Institutional market debts		51,810
Amortized cost		101,753
Over 5 years [member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives		16,788	8,073
Structured notes		75	71
Difference asset/ liability (2)	[1]	108,781	117,193
At Fair Value Through Profit or Loss		16,863	8,144
Over 5 years [member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits		187	32
Securities purchased under agreements to resell		77	162
Securities		33,997	44,522
Loan and lease operations		91,021	66,950
Amortized cost		125,282	111,666
Over 5 years [member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities		58,382	62,482
Derivatives		21,115	9,248
At Fair Value Through Profit or Loss		R$ 79,497	R$ 71,730

[1]	The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.